Short Term Loan Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Short Term Loan Receivable [Abstract]
Schedule of Receivables	As of June 30, 2025 and December 31, 2024, receivables consisted of the following:
	June 30, 2025	December 31, 2024
Promissory note receivable	127,300	-
Interest receivable	811	-
	$128,111	$-